Document And Entity Information	12 Months Ended
Mar. 31, 2022 USD ($) shares
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Mar. 31, 2022
Document Transition Report	false
Entity Registrant Name	BF GARDEN TAX CREDIT FUND IV L.P.
Entity File Number	0-26200
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3208648
Entity Address, Address Line One	101 Arch Street, 13th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	888
Local Phone Number	773-1487
Title of 12(b) Security	None
No Trading Symbol Flag	true
Entity Voluntary Filers	No
Security Exchange Name	NONE
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float | $	$ 0
Entity Common Stock, Shares Outstanding | shares	0
Amendment Flag	false
Entity Central Index Key	0000913778
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Auditor Name	CohnReznick LLP
Auditor Firm ID	596
Auditor Location	Bethesda, Maryland